Document And Entity Information	Nov. 03, 2020
Document Information Line Items
Entity Registrant Name	LEGACY ACQUISITION CORP.
Trading Symbol	LGC
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001698113
Document Period End Date	Nov. 03, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38296
Entity Tax Identification Number	81-3674868
Entity Address, Address Line One	1308 Race Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	618-7161
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Security Exchange Name	NYSE
Title of 12(b) Security	Class A common stock, par value $0.0001 per share